                       [REPRESENTATION OF GRAPHIC IMAGE]

                                   NAVELLIER
                               PERFORMANCE FUNDS

                          AGGRESSIVE GROWTH PORTFOLIO
                            MID CAP GROWTH PORTFOLIO
                         AGGRESSIVE MICRO CAP PORTFOLIO
                           SMALL CAP VALUE PORTFOLIO
                           LARGE CAP GROWTH PORTFOLIO
                           LARGE CAP VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000

                                                SEMIANNUAL REPORT, June 30, 2000
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------
                                                                 August 25, 2000

Dear Shareholder:

    The first six months of the year 2000 have quite frankly been one of the most volatile periods in the history of the U.S. stock market. We saw a correction at the end of the first quarter of the year and at the beginning of April, especially in the NASDAQ market. Then after the tail end of the last quarterly earnings announcement season in May, the stock market went into a low volume meltdown that saw stock prices erode by up to 30% in about three weeks. Such meltdowns are always a possibility because the stock market is more volatile than ever before. We have to admit that we have been surprised by the degree of NASDAQ volatility that now exists.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE GROWTH PORTFOLIO

            AGGRESSIVE GROWTH  RUSSELL 2000  RUSSELL 2000 GROWTH
12/28/1995            $10,000       $10,000              $10,000
1/31/1996              $9,630        $9,989               $9,917
2/29/1996             $10,620       $10,301              $10,369
3/29/1996             $11,330       $10,511              $10,575
4/30/1996             $13,020       $11,073              $11,387
5/31/1996             $14,040       $11,509              $11,971
6/28/1996             $13,050       $11,036              $11,193
7/31/1996             $11,180       $10,073               $9,826
8/30/1996             $11,850       $10,658              $10,553
9/30/1996             $12,730       $11,075              $11,097
10/31/1996            $12,150       $10,904              $10,618
11/29/1996            $12,220       $11,354              $10,914
12/31/1996            $12,250       $11,651              $11,126
1/31/1997             $12,440       $11,884              $11,405
2/28/1997             $10,880       $11,596              $10,716
3/31/1997             $10,670       $11,049               $9,959
4/30/1997             $10,530       $11,080               $9,844
5/30/1997             $11,290       $12,312              $11,323
6/30/1997             $12,040       $12,840              $11,707
7/31/1997             $13,200       $13,437              $12,306
8/29/1997             $13,280       $13,745              $12,676
9/30/1997             $14,560       $14,751              $13,687
10/31/1997            $14,010       $14,104              $12,865
11/28/1997            $13,500       $14,012              $12,558
12/31/1997            $13,447       $14,257              $12,566
1/30/1998             $12,992       $14,032              $12,399
2/27/1998             $13,922       $15,069              $13,494
3/31/1998             $14,671       $15,690              $14,060
4/30/1998             $14,691       $15,776              $14,146
5/29/1998             $13,892       $14,926              $13,118
6/30/1998             $14,135       $14,957              $13,251
7/31/1998             $13,659       $13,746              $12,145
8/31/1998             $10,816       $11,076               $9,342
9/30/1998             $11,717       $11,943              $10,289
10/30/1998            $11,676       $12,431              $10,826
11/30/1998            $13,356       $13,082              $11,666
12/31/1998            $14,995       $13,892              $12,722
1/29/1999             $15,582       $14,076              $13,294
2/26/1999             $14,388       $12,936              $12,078
3/31/1999             $15,025       $13,138              $12,509
4/30/1999             $16,735       $14,315              $13,613
5/28/1999             $16,735       $14,525              $13,635
6/30/1999             $18,152       $15,181              $14,353
7/30/1999             $17,504       $14,765              $13,910
8/31/1999             $18,303       $14,219              $13,390
9/30/1999             $18,496       $14,222              $13,648
10/31/1999            $19,163       $14,279              $13,998
11/30/1999            $20,479       $15,132              $15,478
12/31/1999            $21,909       $16,845              $18,206
1/31/2000             $20,111       $16,574              $18,036
2/29/2000             $23,465       $19,311              $22,233
3/31/2000             $22,670       $18,038              $19,896
4/30/2000             $22,324       $16,953              $17,887
5/31/2000             $20,791       $15,965              $16,321
6/30/2000             $23,154       $17,356              $18,429

                     AGGRESSIVE GROWTH PORTFOLIO
            TOTAL
  RETURNS FOR PERIODS ENDED                               RUSSELL 2000
        JUNE 30, 2000             FUND     RUSSELL 2000      GROWTH
------------------------------  --------   ------------   ------------
Six Months                        5.68%        3.04%          1.23%
Annualized Since Inception*      20.48%       13.01%         14.53%
Value of a $10,000 investment
 over Life of Fund*             $23,154      $17,356        $18,429
*Inception December 28, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

MID CAP GROWTH PORTFOLIO

            MID CAP GROWTH  RUSSELL 2000  RUSSELL 2000 GROWTH
11/26/1996         $10,000       $10,000              $10,000
12/31/1996         $10,275       $10,262              $10,195
1/31/1997          $10,465       $10,467              $10,450
2/28/1997          $10,295       $10,214               $9,819
3/31/1997           $9,985        $9,732               $9,126
4/30/1997          $10,275        $9,759               $9,020
5/30/1997          $10,835       $10,844              $10,375
6/30/1997          $11,385       $11,310              $10,727
7/31/1997          $12,506       $11,835              $11,276
8/29/1997          $12,426       $12,106              $11,615
9/30/1997          $13,386       $12,993              $12,541
10/31/1997         $12,766       $12,422              $11,788
11/28/1997         $12,776       $12,342              $11,507
12/31/1997         $12,965       $12,557              $11,514
1/30/1998          $12,725       $12,359              $11,361
2/27/1998          $13,695       $13,272              $12,364
3/31/1998          $14,665       $13,819              $12,883
4/30/1998          $14,634       $13,895              $12,962
5/29/1998          $14,039       $13,146              $12,020
6/30/1998          $14,404       $13,174              $12,142
7/31/1998          $13,768       $12,107              $11,128
8/31/1998          $11,651        $9,756               $8,560
9/30/1998          $12,485       $10,520               $9,428
10/30/1998         $12,110       $10,949               $9,920
11/30/1998         $12,944       $11,522              $10,690
12/31/1998         $14,561       $12,236              $11,657
1/29/1999          $16,737       $12,398              $12,182
2/26/1999          $16,011       $11,394              $11,067
3/31/1999          $18,507       $11,572              $11,461
4/30/1999          $19,851       $12,609              $12,473
5/28/1999          $19,585       $12,793              $12,493
6/30/1999          $21,569       $13,371              $13,152
7/30/1999          $21,515       $13,005              $12,745
8/31/1999          $22,092       $12,524              $12,269
9/30/1999          $21,985       $12,526              $12,506
10/29/1999         $25,174       $12,577              $12,826
11/30/1999         $28,097       $13,328              $14,182
12/31/1999         $33,049       $14,836              $16,682
1/31/2000          $32,305       $14,598              $16,526
2/29/2000          $44,233       $17,009              $20,371
3/31/2000          $37,360       $15,888              $18,230
4/28/2000          $37,525       $14,932              $16,389
5/31/2000          $31,987       $14,061              $14,954
6/30/2000          $33,771       $15,287              $16,886

                       MID CAP GROWTH PORTFOLIO
           TOTAL
 RETURNS FOR PERIODS ENDED                               RUSSELL 2000
       JUNE 30, 2000            FUND     RUSSELL 2000       GROWTH
----------------------------  --------   ------------   --------------
Six Months                      2.19%        3.04%           1.23%
Annualized Since Inception*    40.33%       12.54%          15.70%
Value of a $10,000
 investment over Life of
 Fund*                        $33,771      $15,287         $16,886
*Inception November 26, 1996

    Due to the recent volatility, the stock market is now obsessed with fundamentals. Stocks without earnings, such as Amazon.com, have been severely punished. Not only is the stock market demanding strong earnings growth from stocks, but the stock market is also seeking out those stocks that will have consistent, predictable growth in the upcoming months. This is the perfect environment for the stocks in our funds. It appears that institutional investors are gravitating toward the fundamentally superior stocks that we favor, and the analyst community continues to upgrade their earnings estimates for many of our stocks. As a result, we remain confident that our favorite stocks will continue to appreciate after their third and fourth quarter earnings results are released.

    Our best performing fund by far, was the Aggressive Micro Cap Portfolio, which posted a return of 52.66% for the six months ending June 30, 2000. This is an outstanding return considering the volatile market conditions we witnessed in the second quarter. The success of this Fund was largely due to its holdings in oil stocks, which soared while the tech stocks were losing favor. The Large Cap Growth and Small Cap Value funds also posted impressive gains with returns of 15.18% and 12.91%, respectively.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AGGRESSIVE MICRO CAP PORTFOLIO

            AGGRESSIVE MICRO CAP  RUSSELL 2000  RUSSELL 2000 GROWTH
3/17/1997                 10,000        10,000               10,000
3/31/1997                  9,859         9,592                9,500
4/30/1997                  9,872         9,619                9,390
5/30/1997                 10,691        10,688               10,801
6/30/1997                 11,432        11,147               11,167
7/31/1997                 12,423        11,665               11,739
8/29/1997                 12,679        11,932               12,091
9/30/1997                 13,593        12,806               13,056
10/31/1997                13,434        12,244               12,271
11/28/1997                13,459        12,164               11,979
12/31/1997                13,276        12,377               11,987
1/30/1998                 12,821        12,181               11,827
2/27/1998                 13,608        13,082               12,871
3/31/1998                 13,914        13,621               13,412
4/30/1998                 14,083        13,696               13,494
5/29/1998                 13,719        12,957               12,513
6/30/1998                 14,090        12,985               12,640
7/31/1998                 13,283        11,933               11,585
8/31/1998                 10,699         9,615                8,911
9/30/1998                 11,441        10,368                9,815
10/30/1998                11,083        10,791               10,327
11/30/1998                12,229        11,357               11,128
12/31/1998                13,289        12,060               12,136
1/29/1999                 13,400        12,220               12,681
2/26/1999                 12,151        11,230               11,521
3/31/1999                 11,454        11,406               11,932
4/30/1999                 12,450        12,428               12,985
5/28/1999                 13,068        12,609               13,006
6/30/1999                 13,856        13,179               13,692
7/30/1999                 13,335        12,818               13,268
8/31/1999                 12,964        12,344               12,772
9/30/1999                 13,914        12,346               13,019
10/29/1999                13,745        12,396               13,352
11/30/1999                13,966        13,136               14,764
12/31/1999                15,254        14,623               17,366
1/31/2000                 14,606        14,388               17,205
2/29/2000                 17,268        16,765               21,207
3/31/2000                 20,912        15,659               18,978
4/30/2000                 19,732        14,717               17,062
5/31/2000                 18,646        13,859               15,568
6/30/2000                 23,288        15,067               17,579

                    AGGRESSIVE MICRO CAP PORTFOLIO
           TOTAL
 RETURNS FOR PERIODS ENDED                               RUSSELL 2000
       JUNE 30, 2000            FUND     RUSSELL 2000       GROWTH
----------------------------  --------   ------------   --------------
Six Months                     52.66%        3.04%           1.23%
Annualized Since Inception*    29.29%       13.27%          18.70%
Value of a $10,000
 investment over Life of
 Fund*                        $23,288      $15,067         $17,579
*Inception March 17, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

SMALL CAP VALUE PORTFOLIO

            SMALL CAP VALUE  RUSSELL 2000  RUSSELL 2000 VALUE
12/19/1997          $10,000       $10,000             $10,000
12/31/1997          $10,125       $10,410             $10,363
1/30/1998            $9,885       $10,246             $10,175
2/27/1998           $10,405       $11,003             $10,791
3/31/1998           $10,945       $11,456             $11,229
4/30/1998           $11,105       $11,519             $11,284
5/29/1998           $10,695       $10,898             $10,885
6/30/1998           $10,315       $10,921             $10,823
7/31/1998            $9,625       $10,036              $9,975
8/31/1998            $8,244        $8,087              $8,413
9/30/1998            $8,384        $8,721              $8,888
10/30/1998           $8,514        $9,076              $9,152
11/30/1998           $8,894        $9,552              $9,400
12/31/1998           $9,286       $10,143              $9,696
1/29/1999            $9,065       $10,278              $9,476
2/26/1999            $8,419        $9,446              $8,829
3/31/1999            $8,379        $9,593              $8,756
4/30/1999            $8,853       $10,453              $9,555
5/28/1999            $9,216       $10,605              $9,849
6/30/1999            $9,871       $11,085             $10,205
7/30/1999            $9,680       $10,781              $9,963
8/31/1999            $9,105       $10,382              $9,599
9/30/1999            $8,923       $10,384              $9,407
10/29/1999           $8,681       $10,426              $9,218
11/30/1999           $8,944       $11,049              $9,266
12/31/1999           $9,327       $12,299              $9,551
1/31/2000            $8,679       $12,102              $9,301
2/29/2000            $9,317       $14,100              $9,869
3/31/2000            $9,718       $13,171              $9,915
4/30/2000           $10,017       $12,378              $9,974
5/31/2000            $9,801       $11,657              $9,822
6/30/2000           $10,532       $12,673             $10,109

                       SMALL CAP VALUE PORTFOLIO
             TOTAL
   RETURNS FOR PERIODS ENDED                                RUSSELL 2000
         JUNE 30, 2000              FUND     RUSSELL 2000      VALUE
--------------------------------  --------   ------------   ------------
Six Months                         12.91%        3.04%          5.84%
Annualized Since Inception*         2.07%        9.81%          0.43%
Value of a $10,000 investment
 over Life of Fund*               $10,532      $12,673        $10,109
*Inception December 19, 1997

    Many investors believe that the recent volatility in the stock market is tied to the uncertainty surrounding the Federal Reserve Board, the direction of interest rates, and the slowdown of the U.S. economy. This is partially correct. However, the truth of the matter is that the majority of the volatility on Wall Street can be traced directly to the NASDAQ reforms that were imposed by the Justice Department back at the beginning of 1997. Prior to those NASDAQ reforms, the NASDAQ market rarely exceeded more than 1% daily volatility, since then, daily volatility of over 10% is not uncommon.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP GROWTH PORTFOLIO

            LARGE CAP GROWTH  S&P 500  RUSSELL 1000 GROWTH
12/19/1997           $10,000  $10,000              $10,000
12/31/1997           $10,256  $10,252              $10,300
1/30/1998            $10,106  $10,370              $10,608
2/27/1998            $10,856  $11,111              $11,406
3/31/1998            $11,577  $11,681              $11,861
4/30/1998            $11,537  $11,798              $12,024
5/29/1998            $11,517  $11,588              $11,683
6/30/1998            $12,267  $12,060              $12,398
7/31/1998            $12,167  $11,932              $12,316
8/31/1998            $10,756  $10,207              $10,467
9/30/1998            $11,336  $10,861              $11,271
10/30/1998           $12,127  $11,744              $12,178
11/30/1998           $12,777  $12,456              $13,103
12/31/1998           $14,478  $13,173              $14,285
1/29/1999            $15,959  $13,724              $14,795
2/26/1999            $15,259  $13,297              $14,325
3/31/1999            $16,549  $13,829              $14,874
4/30/1999            $16,009  $14,364              $14,893
5/28/1999            $15,189  $14,025              $14,436
6/30/1999            $16,820  $14,803              $15,447
7/30/1999            $16,830  $14,341              $14,956
8/31/1999            $16,980  $14,271              $15,199
9/30/1999            $16,860  $13,880              $14,880
10/29/1999           $17,680  $14,758              $16,004
11/30/1999           $19,901  $15,058              $16,867
12/31/1999           $23,604  $15,945              $18,622
1/31/2000            $22,693  $15,145              $17,748
2/29/2000            $29,147  $14,859              $18,616
3/31/2000            $28,466  $16,312              $19,949
4/30/2000            $26,675  $15,821              $18,999
5/31/2000            $23,924  $15,497              $18,043
6/30/2000            $27,186  $15,879              $19,410

                      LARGE CAP GROWTH PORTFOLIO
              TOTAL
    RETURNS FOR PERIODS ENDED                              RUSSELL 1000
          JUNE 30, 2000               FUND      S&P 500       GROWTH
----------------------------------  --------   ---------   ------------
Six Months                           15.18%     (0.42)%        4.23%
Annualized Since Inception*          48.45%      20.04%       29.95%
Value of a $10,000 investment over
 Life of Fund*                      $27,186     $15,879      $19,410
*Inception December 19, 1997

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP VALUE PORTFOLIO

            LARGE CAP VALUE  RUSSELL 1000  RUSSELL 1000 VALUE
12/19/1997          $10,000       $10,000             $10,000
12/31/1997          $10,118       $10,091             $10,237
1/30/1998            $9,998       $10,166             $10,093
2/27/1998           $10,808       $10,890             $10,772
3/31/1998           $11,369       $11,439             $11,431
4/30/1998           $11,499       $11,557             $11,508
5/29/1998           $11,249       $11,308             $11,337
6/30/1998           $11,369       $11,726             $11,483
7/31/1998           $11,249       $11,585             $11,280
8/31/1998           $10,218        $9,853              $9,602
9/30/1998           $10,538       $10,516             $10,153
10/30/1998          $11,489       $11,347             $10,940
11/30/1998          $12,029       $12,050             $11,450
12/31/1998          $12,190       $12,817             $11,839
1/29/1999           $12,190       $13,274             $11,934
2/26/1999           $12,072       $12,853             $11,765
3/31/1999           $12,532       $13,346             $12,009
4/30/1999           $14,191       $13,903             $13,130
5/28/1999           $13,881       $13,603             $12,986
6/30/1999           $14,009       $14,297             $13,362
7/30/1999           $13,624       $13,861             $12,971
8/31/1999           $13,281       $13,731             $12,490
9/30/1999           $12,607       $13,353             $12,054
10/29/1999          $12,982       $14,251             $12,747
11/30/1999          $12,479       $14,617             $12,648
12/31/1999          $12,707       $15,498             $12,709
1/31/2000           $11,951       $14,863             $12,294
2/29/2000           $10,989       $14,824             $11,381
3/31/2000           $11,866       $16,174             $12,769
4/30/2000           $12,317       $15,635             $12,621
5/31/2000           $11,963       $15,231             $12,754
6/30/2000           $12,073       $15,619             $12,171

                      LARGE CAP VALUE PORTFOLIO
              TOTAL                                           RUSSELL
    RETURNS FOR PERIODS ENDED                                  1000
          JUNE 30, 2000              FUND     RUSSELL 1000     VALUE
---------------------------------  --------   ------------   ---------
Six Months                         (4.99)%        0.78%       (4.23)%
Annualized Since Inception*          7.73%       19.26%         8.07%
Value of a $10,000 investment
 over Life of Fund*                $12,073      $15,619       $12,171
*Inception December 19, 1997

    Semiconductor companies have been hit hard recently on concerns that the chip boom has peaked and will start to drop off. In an attention-grabbing report, Salomon Smith Barney analyst Jonathan J. Joseph warned that hard-to-find chips were becoming easier and cheaper to buy, while chipmakers continued to ramp up capacity. The report sent semiconductor stocks such as National Semiconductor and Texas Instruments spiraling downward. However, there is some good news for semiconductor stocks long-term. The analyst community states that sales will likely pick up next year as global demand for personal computers increases. A rebound in wireless cell-phone sales should also help the semiconductor sector late this year and early next year. We plan to continue holding specialty semiconductor companies, especially those with healthy operating margins, such as Applied Micro Circuits, that should continue to post record earnings in the upcoming quarters.

    During the past few years, 90% of the money pouring into the stock market chased less than 10% of the stocks. However, it now appears that the breadth and power of the overall stock market is expanding. Fortunately, the previous narrow stock market environment benefited many stocks in our growth funds. Now that the breadth and power of the overall stock market is expanding and is now encompassing many interest-sensitive value stocks, it is possible that some money that would normally flow into the growth stocks might wander over to selected value stocks. The fact that the breadth and power of the stock market is all of a sudden expanding is now painting a very bullish outlook for the overall stock market.

    Our forecast for the upcoming period is as follows: we expect the current stock market rally to have at least four major waves of buying pressure. The first wave of buying pressure started in August, after long-term bond yields fell and it became very clear that inflationary pressures were diminishing and the Federal Reserve Board would not need to raise key interest rates further. The second wave of buying pressure will start after Labor Day when trading volume traditionally surges after senior traders return from their summer hiatus. The third wave of buying pressure will commence in mid-to-late September when earnings pre-announcement season arrives and the analyst community revises their earnings estimates higher for many stocks in our funds. The final wave of buying pressure will arrive in mid-October and continue into early November as the third quarter earnings are announced. By the time the Presidential elections arrive in early November, the stock market may be overbought and ripe for consolidation. However, we expect that the stock market will have its traditional year-end rally starting around Thanksgiving, so we are expecting smooth sailing for the remainder of the year. The high-flying growth stocks are now facing increasing competition from value stocks, so although the stock market's breadth and power is expanding, it may actually divert some of the money that has been flowing into growth stocks. Although value stocks will likely perform well during the first two waves of the four-stage rally that we foresee, we suspect that when investors turn their attention towards earnings, growth stocks will lead the third and fourth stages of the rally, which will be earnings driven. This is truly a wonderful time to be invested in the stock market. Everything has fallen into place to launch a powerful stock market rally. Interest rates have peaked, corporate earnings remain extremely strong, trading volume is about to surge and the Presidential election cycle is now in full force. In other words, this is as good as it gets!

    Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at (800) 887-8671 or visit our web site at www.navellier.com, where we invite you to take advantage of our complimentary weekly market commentary service, "Fund Mail".

Sincerely,

/s/ LOUIS G. NAVELLIER                         /s/ ALAN ALPERS
LOUIS G. NAVELLIER                             ALAN ALPERS

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER PERFORMANCE FUNDS PROSPECTUS.

THE PRECEDING CHARTS AND PERFORMANCE NUMBERS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS.

PLEASE BE AWARE THAT PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index contains those Russell 1000 securities with a less-than-average growth orientation.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2000 stocks in the Russell 3000 Index, which represents approximately 11% of the total market capitalization of the Russell 3000 Index.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

THESE INDICES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
JUNE 30, 2000
(UNAUDITED)
AGGRESSIVE GROWTH PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS -- 90.7%
APPAREL -- 1.9%
      50,000     Gildan Activewear Inc.*                       $ 1,837,500
                                                               -----------
BEVERAGES -- 4.5%
      70,000     Adolph Coors Company*                           4,235,000
                                                               -----------
BIOTECHNOLOGY AND DRUGS -- 4.4%
      10,000     IVAX Corp.*                                     4,150,000
                                                               -----------
BUSINESS SERVICES -- 3.1%
      70,000     ADVO, Inc.                                      2,940,000
                                                               -----------
CASINOS AND GAMING -- 0.8%
      50,000     Argosy Gaming Company*                            718,750
                                                               -----------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 10.6%
      15,000     Check Point Software Technologies Ltd.*         3,176,250
      40,000     i2 Technologies, Inc.*                          4,170,624
      30,000     Silicon Storage Technology*                     2,649,375
                                                               -----------
                                                                 9,996,249
                                                               -----------
ELECTRONIC COMPONENTS/
 EQUIPMENT -- 17.2%
      60,000     Amphenol Corp.*                                 3,971,250
      50,000     KEMET Corp.*                                    1,253,125
      40,000     Power-One, Inc.*                                4,557,500
      10,000     SDL, Inc.*                                      2,851,875
      95,000     Vishay Intertechnology, Inc.*                   3,604,063
                                                               -----------
                                                                16,237,813
                                                               -----------
MANUFACTURING -- 4.4%
      55,000     Millipore Corporation                           4,145,625
                                                               -----------
MEDICAL SPECIALTIES -- 11.7%
      60,000     Cytyc Corp.*                                    3,202,500
         500     I-Flow Corp.*                                       1,437
      50,000     Laboratory Corporation of America
                   Holdings*                                     3,856,250
     146,100     RehabCare Group, Inc.*                          3,981,225
                                                               -----------
                                                                11,041,412
                                                               -----------
OIL AND GAS SERVICES -- 10.4%
      40,000     BJ Services Company*                            2,500,000
     100,000     HS Resources, Inc.*                             3,000,000
     150,000     Patterson Energy, Inc.*                         4,275,000
                                                               -----------
                                                                 9,775,000
                                                               -----------

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
PAPER AND RELATED PRODUCTS -- 2.5%
     150,000     Pope & Talbot, Inc.                           $ 2,400,000
                                                               -----------
SEMICONDUCTORS AND RELATED -- 8.0%
      40,000     Analog Devices, Inc.*                           3,040,000
      50,000     Mattson Technology, Inc.*                       1,625,000
      30,000     TriQuint Semiconductor, Inc.*                   2,870,625
                                                               -----------
                                                                 7,535,625
                                                               -----------
TELECOMMUNICATIONS -- 8.4%
      40,000     ADC Telecommunications, Inc.*                   3,355,000
      15,000     Aspect Communications Corp.*                      589,688
      30,000     Tollgrade Communications, Inc.*                 3,975,000
                                                               -----------
                                                                 7,919,688
                                                               -----------
TRANSPORTATION -- 2.8%
      50,000     Teekay Shipping Corp.                           2,630,000
                                                               -----------
TOTAL COMMON STOCKS
 (COST $75,088,983)                                             85,562,662
                                                               -----------
MONEY MARKET FUNDS -- 7.2%
   6,797,110     Fund for Government Investors
                   (Cost $6,797,110)                             6,797,110
                                                               -----------
TOTAL INVESTMENTS -- 97.9%
 (COST $81,886,093)                                            $92,359,772
Other Assets Less Liabilities -- 2.1%                            1,983,586
                                                               -----------
NET ASSETS -- 100.0%                                           $94,343,358
                                                               ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $67,392,194
  Net Investment Loss                                             (491,778)
  Accumulated Net Realized Gain on Investments
                                                                16,969,263
  Net Unrealized Appreciation of Investments
                                                                10,473,679
                                                               -----------
NET ASSETS                                                     $94,343,358
                                                               ===========

NET ASSET VALUE PER SHARE
  (Based on 4,696,450 Shares Outstanding)
                                                                    $20.09
                                                               ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
JUNE 30, 1999 (CONTINUED)
(UNAUDITED)
MID CAP GROWTH PORTFOLIO

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------
COMMON STOCKS -- 94.3%
AEROSPACE AND DEFENSE -- 3.1%
     180,000     The Titan Corp.*                              $  8,055,000
                                                               ------------
BIOTECHNOLOGY & DRUGS -- 6.7%
     100,000     Forest Laboratories, Inc.*                      10,100,000
      45,000     Protein Design Labs, Inc.*                       7,422,889
                                                               ------------
                                                                 17,522,889
                                                               ------------
BUSINESS SERVICES -- 3.9%
     360,000     Rober Half International*                       10,260,000
                                                               ------------
CASINOS AND GAMING -- 3.4%
     275,000     MGM Grand, Inc.                                  8,834,375
                                                               ------------
COMMUNICATION EQUIPMENT & SERVICES -- 9.7%
     165,000     CDW Computer Centers*                           10,312,500
     187,500     MasTec, Inc.*                                    7,160,156
     180,500     Powerwave Technologies*                          7,942,000
                                                               ------------
                                                                 25,414,656
                                                               ------------
COMPUTER EQUIPMENT & SERVICES -- 5.3%
     150,000     BEA Systems, Inc.*                               7,415,625
     123,700     Symantec Corp.*                                  6,672,069
                                                               ------------
                                                                 14,087,694
                                                               ------------
COMPUTER NETWORKS -- 2.9%
     117,000     Emulex Corp.*                                    7,685,437
                                                               ------------
COMPUTER SOFTWARE & PROGRAMMING -- 12.2%
      88,000     Adobe Systems, Inc.                             11,440,000
      85,800     Mercury Interactive Corp.*                       8,301,150
     240,000     Vignette Corp.*                                 12,483,744
                                                               ------------
                                                                 32,224,894
                                                               ------------
ELECTRONIC COMPONENTS -- 10.4%
     252,000     American Power Conversion*                      10,284,750
     260,000     AVX Corp.                                        5,963,750
     290,550     Vishay Intertechnology*                         11,022,741
                                                               ------------
                                                                 27,271,241
                                                               ------------
FINANCIAL SERVICES -- 6.8%
     322,200     Federated Investors, Inc.                       11,297,137
     200,000     Waddell & Reed Financial                         6,562,500
                                                               ------------
                                                                 17,859,637
                                                               ------------
OIL & GAS SERVICES -- 3.4%
     143,300     BJ Services Company*                             8,956,250
                                                               ------------

----------------------------------------------------------------------------
                                                                MARKET VALUE
         SHARES                                                     (NOTE 1)
----------------------------------------------------------------------------
SEMICONDUCTORS AND RELATED -- 18.9%
     115,600     Analog Devices, Inc.*                         $  8,785,600
      81,000     Applied Micro Circuits*                          7,998,750
     151,600     Integrated Device Technology*                    9,077,050
     150,000     Micrel, Inc.*                                    6,515,625
      57,400     PMC-Sierra, Inc.*                               10,199,263
      73,200     TriQuint Semiconductor*                          7,004,325
                                                               ------------
                                                                 49,580,613
                                                               ------------
TELECOMMUNICATIONS -- 7.6%
     190,000     Advanced Fibre Communications*                   8,609,375
     152,300     Scientific-Atlanta, Inc.                        11,346,350
                                                               ------------
                                                                 19,955,725
                                                               ------------
TOTAL COMMON STOCKS
 (COST $197,797,622)                                            247,708,411
                                                               ------------
SHORT-TERM INVESTMENTS -- 4.0%
MONEY MARKET FUNDS -- 0.6%
   1,645,255     Fund for Government Investors                    1,645,255
                                                               ------------
GOVERNMENT AGENCY OBLIGATIONS -- 3.4%
   8,995,688     FHLB Discount Notes                              8,995,688
                                                               ------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $10,640,943)                                              10,640,943
                                                               ------------
TOTAL INVESTMENTS -- 98.3%
  (COST $208,438,565)                                          $258,349,354
Other Assets Less Liabilities -- 1.7%                             4,547,766
                                                               ------------
NET ASSETS -- 100.0%                                           $262,897,120
                                                               ============
NET ASSETS CONSIST OF:
  Paid-in-Capital applicable to:
    Regular Class                                              $228,383,647
    I Class                                                      15,553,451
  Net Investment Loss                                            (1,191,811)
  Accumulated Net Realized Loss                                 (29,758,956)
  Net Unrealized Appreciation                                    49,910,789
                                                               ------------
NET ASSETS                                                     $262,897,120
                                                               ============
NET ASSET VALUE PER SHARE:
  REGULAR CLASS
    (Based on 8,097,011 Shares Outstanding)
                                                                     $30.86
                                                               ============
  I CLASS
    (Based on 421,246 Shares Outstanding)
                                                                     $30.91
                                                               ============

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
JUNE 30, 2000 (CONTINUED)
(UNAUDITED)
AGGRESSIVE MICRO CAP PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS -- 85.1%
APPAREL -- 3.5%
      48,000     Braun's Fashions Corp.*                       $ 1,761,000
                                                               -----------
BIOTECHNOLOGY AND DRUGS -- 7.9%
      31,000     Emisphere Technologies, Inc.*                   1,320,891
      40,000     Genzyme Transgenics Corp.*                      1,085,000
      28,000     ILEX Oncology, Inc.*                              987,000
       8,000     Trimeris, Inc.*                                   559,500
                                                               -----------
                                                                 3,952,391
                                                               -----------
CHEMICALS -- 0.5%
      21,000     Uniroyal Technology Corp.*                        232,313
                                                               -----------
COMPUTER HARDWARE AND
   PERIPHERALS -- 8.3%
      15,500     InFocus Corp.*                                    498,906
      30,000     PC Connection, Inc.*                            1,710,000
      25,000     M-Systems Flash Disk Pioneers Ltd.*             1,946,875
                                                               -----------
                                                                 4,155,781
                                                               -----------
COMPUTER SOFTWARE AND
   PROGRAMMING -- 5.1%
      42,000     MapInfo Corp.*                                  1,706,250
      17,400     Rainbow Technologies, Inc.*                       846,075
                                                               -----------
                                                                 2,552,325
                                                               -----------
ELECTRONICS -- 2.2%
      31,600     Rogers Corp.*                                   1,106,000
                                                               -----------
HEALTHCARE -- 5.1%
      34,000     Triad Hospitals, Inc.*                            822,375
      35,000     Zoll Medical Corp.*                             1,715,000
                                                               -----------
                                                                 2,537,375
                                                               -----------
INDUSTRIAL SPECIALTIES -- 0.9%
      45,000     Ceradyne, Inc.*                                   461,250
                                                               -----------
INDUSTRIAL MACHINERY -- 3.3%
      36,000     Lone Star Technologies, Inc.*                   1,665,000
                                                               -----------
INSTRUMENTS -- 0.7%
      14,000     Meade Instruments Corp.*                          351,750
                                                               -----------

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
MANUFACTURING -- 15.3%
      43,000     Applied Films Corp.*                          $ 1,574,875
      77,000     Concord Camera Corp.*                           1,607,375
      32,500     CyberOptics Corp.*                              1,503,125
      38,000     Direct Focus, Inc.*                             1,862,000
      33,000     NS Group, Inc.*                                   690,938
      11,000     Nanometrics, Inc.*                                453,063
                                                               -----------
                                                                 7,691,376
                                                               -----------
MEDICAL EQUIPMENT AND
   SUPPLIES -- 3.3%
      68,000     ADAC Laboratories                               1,632,000
                                                               -----------
OIL AND GAS SERVICES -- 9.7%
      30,000     Clayton Williams Energy, Inc.*                    958,125
      84,000     Patina Oil & Gas Corp.                          1,743,000
      32,500     Prima Energy Corp.                              1,738,750
      11,000     UTI Energy Corp.*                                 441,375
                                                               -----------
                                                                 4,881,250
                                                               -----------
SEMICONDUCTORS AND RELATED -- 15.2%
      21,000     Actel Corp.*                                      958,125
      17,000     Diodes, Inc.*                                     728,875
      24,600     Elantec Semiconductor, Inc.*                    1,712,775
      19,500     Exar Corp.*                                     1,700,156
      24,000     ICOS Vision Systems Corp. NV*                     876,000
      32,000     Oak Technology, Inc.*                             690,000
      30,000     Tower Semiconductor Ltd.                          978,750
                                                               -----------
                                                                 7,644,681
                                                               -----------
TELECOMMUNICATION EQUIPMENT -- 4.1%
      34,000     Radyne ComStream, Inc.*                           493,000
      12,000     Tollgrade Communications, Inc.*                 1,590,000
                                                               -----------
                                                                 2,083,000
                                                               -----------
TOTAL COMMON STOCKS
 (COST $37,609,371)                                             42,707,492
                                                               -----------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
JUNE 30, 2000 (CONTINUED)
(UNAUDITED)
AGGRESSIVE MICRO CAP PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 21.5%
MONEY MARKET FUNDS -- 3.6%
   1,775,827     Fund for Government Investors                 $ 1,775,827
                                                               -----------
GOVERNMENT AGENCY OBLIGATIONS -- 17.9%
   8,995,687     Federal Home Loan Bank Discount Note            8,995,687
                                                               -----------
TOTAL SHORT TERM INVESTMENTS
 (COST $10,771,514)                                             10,771,514
                                                               -----------
TOTAL INVESTMENTS -- 106.6%
  (COST $48,380,885)                                           $53,479,006
Liabilities in Excess of Other Assets -- (6.6%)
                                                                (3,312,775)
                                                               -----------
NET ASSETS -- 100.0%                                           $50,166,231
                                                               ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $44,321,914
  Net Investment Loss                                              (47,506)
  Accumulated Net Realized Gain on Investments
                                                                   793,702
  Net Unrealized Appreciation of Investments
                                                                 5,098,121
                                                               -----------
NET ASSETS                                                     $50,166,231
                                                               ===========

NET ASSET VALUE PER SHARE
  (Based on 1,470,207 Shares Outstanding)
                                                                    $34.12
                                                               ===========

SMALL CAP VALUE PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------

COMMON STOCKS -- 96.5%
APPAREL -- 5.2%
       1,100     Columbia Sportswear Company *                 $    29,562
         750     Kennethh Cole Productions, Inc.*                   30,000
                                                               -----------
                                                                    59,562
                                                               -----------
AUTOMOBILES -- 2.1%
       1,810     Lithia Motors, Inc.*                               24,209
                                                               -----------
BIOTECHNOLOGY AND DRUGS -- 3.6%
       1,450     Cell Genesys, Inc.*                                40,600
                                                               -----------
BUSINESS SERVICES -- 4.5%
         800     Administaff, Inc.*                                 50,800
                                                               -----------
CHEMICALS -- 2.0%
       1,050     Penford Corp.                                      22,575
                                                               -----------
COMMERCIAL SERVICES -- 3.5%
         735     Quanta Services, Inc.*                             40,425
                                                               -----------
COMPUTER HARDWARE AND
   PERIPHERALS -- 5.3%
       1,050     PC Connection, Inc.*                               59,850
                                                               -----------
COMPUTER SOFTWARE AND
   SERVICES -- 8.0%
       1,290     Aspen Technology, Inc.*                            49,665
         580     Advanced Digital Information Corp.*                 9,244
         650     BARRA, Inc.*                                       32,216
                                                               -----------
                                                                    91,125
                                                               -----------
ELECTRONICS -- 2.9%
       1,120     Kent Electronics Corp.*                            33,390
                                                               -----------
FINANCIAL SERVICES -- 7.3%
         950     GBC Bancorp                                        27,788
         350     Silicon Valley Bancshares*                         14,919
       3,400     Westcorp                                           40,587
                                                               -----------
                                                                    83,294
                                                               -----------
INDUSTRIAL MACHINERY -- 5.2%
       1,610     Ampco-Pittsburgh Corp.                             17,911
       1,400     Imation Corp.*                                     41,125
                                                               -----------
                                                                    59,036
                                                               -----------

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
JUNE 30, 2000 (CONTINUED)
(UNAUDITED)
SMALL CAP VALUE PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL SPECIALTIES -- 6.1%
        1700     ESCO Technologies Inc.*                       $    28,900
       1,400     The Shaw Group, Inc.*                              40,056
                                                               -----------
                                                                    68,956
                                                               -----------
OIL AND GAS SERVICES -- 14.4%
         600     Helmerich & Payne, Inc.                            22,425
       2,250     Key Production Company, Inc.*                      39,375
       3,100     Patina Oil & Gas Corp.                             64,325
       1,800     Western Gas Resources, Inc.                        37,800
                                                               -----------
                                                                   163,925
                                                               -----------
RECREATIONAL VEHICLES -- 2.1%
       1,870     Winnebago Industries, Inc.                         24,427
                                                               -----------
RENTAL AND LEASING -- 2.3%
       1,440     Dollar Thrifty Automotive Group, Inc.*             26,550
                                                               -----------
RESTAURANTS -- 4.9%
       1,870     Buffets, Inc.*                                     23,726
       1,290     Jack in the Box Inc.*                              31,766
                                                               -----------
                                                                    55,492
                                                               -----------
RETAIL -- 3.9%
       1,900     REX Stores Corp.*                                  44,294
                                                               -----------
SEMICONDUCTORS AND RELATED -- 2.4%
       1,600     Semitool, Inc.*                                    27,700
                                                               -----------
TELECOMMUNICATIONS -- 8.9%
       1,550     Anixter International, Inc.*                       41,075
         750     Lightbridge, Inc.*                                 17,906
         550     NICE Systems Ltd., ADR*                            42,453
                                                               -----------
                                                                   101,434
                                                               -----------
UTILITIES -- 1.9%
         650     CH Energy Group, Inc.                              22,059
                                                               -----------
TOTAL COMMON STOCKS
 (COST $922,123)                                                 1,099,703
                                                               -----------

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
MONEY MARKET FUNDS -- 3.4%
      39,155     Fund for Government Investors
                   (Cost $39,155)                              $    39,155
                                                               -----------
TOTAL INVESTMENTS -- 99.9%
 (COST $961,278)                                               $ 1,138,858
Other Assets Less Liabilities -- 0.1%                                  708
                                                               -----------
NET ASSETS -- 100.0%                                           $ 1,139,566
                                                               ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $ 1,126,819
  Undistributed Net Investment Income                                  273
  Accumulated Net Relaized Loss on Investments
                                                                  (165,106)
  Net Unrealized Appreciation of Investments
                                                                   177,580
                                                               -----------
NET ASSETS                                                     $ 1,139,566
                                                               ===========

NET ASSET VALUE PER SHARE
  (Based on 111,364 Shares Outstanding)
                                                                    $10.23
                                                               ===========


                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
JUNE 30, 2000 (CONTINUED)
(UNAUDITED)
LARGE CAP GROWTH PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS -- 95.0%
BIOTECHNOLOGY AND DRUGS -- 7.4%
       7,500     Amgen, Inc. *                                 $   526,875
      25,000     IVAX Corp.*                                     1,037,500
      15,900     MedImmune, Inc.*                                1,176,600
                                                               -----------
                                                                 2,740,975
                                                               -----------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 27.1%
      17,900     ADC Telecommunications, Inc.*                   1,501,363
       6,600     Broadcom Corp.*                                 1,444,987
      10,250     Comverse Technology, Inc.*                        953,250
      10,300     Conexant Systems, Inc.*                           500,838
       6,600     Corning, Inc.                                   1,781,175
      19,150     Cypress Semiconductor Corp.*                      809,087
      16,800     Nokia Corp., ADR                                  838,950
      15,050     Scientific-Atlanta, Inc.                        1,121,225
      53,300     Telefonaktiebolaget LM Ericsson                 1,066,000
                                                               -----------
                                                                10,016,875
                                                               -----------
COMPUTER HARDWARE AND
 PERIPHERALS -- 8.2%
      14,260     EMC Corp. *                                     1,097,129
      10,800     Sun Microsystems, Inc.*                           982,125
       8,350     VERITAS Software Corp.*                           943,680
                                                               -----------
                                                                 3,022,934
                                                               -----------
COMPUTER NETWORKS -- 10.2%
      13,978     Cisco Systems, Inc. *                             888,477
       7,300     Emulex Corp.*                                     479,519
      12,850     Network Appliance, Inc.*                        1,034,425
      16,400     Oracle Corp.*                                   1,378,625
                                                               -----------
                                                                 3,781,046
                                                               -----------
COMPUTER SOFTWARE AND
 SERVICES -- 11.3%
       5,000     Adobe Systems, Inc.                               650,000
       5,700     Check Point Software Technologies Ltd.*         1,206,975
      10,600     Mercury Interactive Corp.*                      1,025,550
       7,900     Siebel Systems, Inc.*                           1,292,144
                                                               -----------
                                                                 4,174,669
                                                               -----------
ELECTRONIC COMPONENTS/
 EQUIPMENT -- 3.6%
      14,100     Flextronics International Ltd.*                   968,494
       9,900     Vishay Intertechnology, Inc.*                     375,581
                                                               -----------
                                                                 1,344,075
                                                               -----------

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
INDUSTRIAL SPECIALTIES -- 1.8%
      18,300     Atmel Corp.*                                  $   674,812
                                                               -----------
OIL AND GAS SERVICES -- 1.3%
       7,000     Dynegy, Inc.                                      478,188
                                                               -----------
RECREATIONAL VEHICLES -- 0.8%
       8,000     Harley Davidson, Inc.                             308,000
                                                               -----------
SEMICONDUCTORS AND RELATED -- 17.2%
      13,100     Analog Devices, Inc.                              995,600
      10,450     Applied Materials, Inc*.                          947,031
       4,600     Cree, Inc.                                        614,100
       8,850     Qlogic Corporation*                               584,653
      15,300     STMicroelectronics N.V.                           982,069
      12,700     Texas Instruments, Inc.                           872,331
      16,450     Xilinx Inc.*                                    1,358,153
                                                               -----------
                                                                 6,353,937
                                                               -----------
UTILITIES -- 6.1%
      23,700     Calpine Corp.*                                  1,558,275
      10,700     Enron Corp.                                       690,150
                                                               -----------
                                                                 2,248,425
                                                               -----------
TOTAL COMMON STOCKS
 (COST $28,753,046)                                             35,143,936
                                                               -----------
MONEY MARKET FUNDS -- 4.3%
   1,612,716     Fund for Government Investors
                   (Cost $1,612,716)                             1,612,716
                                                               -----------
TOTAL INVESTMENTS -- 99.3%
 (COST $30,365,762)                                            $36,756,652
Other Assets Less Liabilities -- 0.7%                              247,197
                                                               -----------
NET ASSETS -- 100.0%                                           $37,003,849
                                                               ===========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                              $31,381,116
  Net Investment Loss                                             (132,033)
  Accumulated Net Relaized Loss on Investments
                                                                  (636,124)
  Net Unrealized Appreciation of Investments
                                                                 6,390,890
                                                               -----------
NET ASSETS                                                     $37,003,849
                                                               ===========

NET ASSET VALUE PER SHARE
  (Based on 1,361,833 Shares Outstanding)
                                                                    $27.17
                                                               ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
JUNE 30, 2000 (CONTINUED)
(UNAUDITED)
LARGE CAP VALUE PORTFOLIO

-----------------------------------------------------------------------
                                                           MARKET VALUE
         SHARES                                                (NOTE 1)
-----------------------------------------------------------------------
COMMON STOCKS -- 93.6%
AIRLINES -- 6.2%
       600       British Airways plc, ADR                   $   34,500
       325       UAL Corp.*                                     18,911
                                                            ----------
                                                                53,411
                                                            ----------
BANKING -- 8.0%
       400       Northern Trust Corp.                           26,025
       300       State Street Corp.                             31,819
       600       UnionBanCal Corp.                              11,137
                                                            ----------
                                                                68,981
                                                            ----------
BIOTECHNOLOGY AND DRUGS -- 2.8%
       500       Elan Corp. plc*                                24,219
                                                            ----------
COMMUNICATION EQUIPMENT
 AND SERVICES -- 6.1%
       300       Amdocs Limited*                                23,025
       400       Scientific-Atlanta, Inc.                       29,800
                                                            ----------
                                                                52,825
                                                            ----------
COMPUTER HARDWARE AND
 PERIPHERALS -- 2.4%
       400       Apple Computer, Inc.*                          20,950
                                                            ----------
COMPUTER SOFTWARE AND SERVICES -- 7.4%
       450       Microsoft Corp.*                               36,000
       300       Rational Software Corp.*                       27,881
                                                            ----------
                                                                63,881
                                                            ----------
INDUSTRIAL SPECIALTIES -- 2.3%
       500       Dover Corp.                                    20,281
                                                            ----------
INSTRUMENTS -- 2.4%
       400       Johnson Controls, Inc.                         20,525
                                                            ----------
INSURANCE -- 2.0%
       500       The St. Paul Companies, Inc.                   17,063
                                                            ----------
FINANCIAL SERVICES -- 11.3%
       750       The Charles Schwab Corp.                       25,219
       450       Citigroup, Inc.                                27,112
       240       Lehman Brothers Holdings, Inc.                 22,695
       200       Merrill Lynch & Co., Inc.                      23,000
                                                            ----------
                                                                98,026
                                                            ----------
MOTOR VEHICLES -- 7.9%
       585       Ford Motor Co.                                 25,155
       350       General Motors Corp.                           20,322
       870       Fiat S.p.A.                                    22,511
                                                            ----------
                                                                67,988
                                                            ----------

-----------------------------------------------------------------------
                                                           MARKET VALUE
         SHARES                                                (NOTE 1)
-----------------------------------------------------------------------
OIL AND GAS SERVICES -- 5.6%
     1,000       Imperial Oil Ltd.                          $   24,375
     1,430       Sempra Energy                                  24,310
                                                            ----------
                                                                48,685
                                                            ----------
RETAIL -- 2.9%
       780       Sears, Roebuck & Co.                           25,448
                                                            ----------
SEMICONDUCTORS AND RELATED -- 5.6%
       400       LSI Logic Corp.*                               21,650
       400       Maxim Integrated Products, Inc.*               27,175
                                                            ----------
                                                                48,825
                                                            ----------
UTILITIES -- 20.7%
       762       American Electric Power Company, Inc.          22,574
       730       Ameren Corp.                                   24,637
       450       Constellation Energy Group, Inc.               14,653
     1,000       Cinergy Corp.                                  25,438
       590       Dominion Resources, Inc.                       25,296
     1,530       FirstEnergy Corp.                              35,764
     1,050       Reliant Energy, Inc.                           31,041
                                                            ----------
                                                               179,403
                                                            ----------
TOTAL COMMON STOCKS
 (COST $820,227)                                               810,511
                                                            ----------
MONEY MARKET FUNDS -- 6.3%
    54,591       Fund for Government Investors
                   (Cost $54,591)                               54,591
                                                            ----------
TOTAL INVESTMENTS -- 99.9%
 (COST $874,818)                                            $  865,102
Other Assets Less Liabilities -- 0.1%                              400
                                                            ----------
NET ASSETS -- 100.0%                                        $  865,502
                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in-Capital                                           $  997,681
  Undistributed Net Investment Income                           12,249
  Accumulated Net Realized Loss on Investments
                                                              (134,712)
  Net Unrealized Depreciation of Investments
                                                                (9,716)
                                                            ----------
NET ASSETS                                                  $  865,502
                                                            ==========
NET ASSET VALUE PER SHARE
  (Based on 87,347 Shares Outstanding)                           $9.91
                                                            ==========

--------------------------

*    NON-INCOME PRODUCING
ADR  AMERICAN DEPOSITORY RECEIPTS

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

                                                              AGGRESSIVE         MID CAP         AGGRESSIVE
                                                                GROWTH            GROWTH         MICRO CAP
                                                               PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                              -----------      ------------      ----------
INVESTMENT INCOME
  Interest (Note 1).....................................      $    98,494      $    357,260      $   43,225
  Dividends (Note 1)....................................           80,700            42,950              --
                                                              -----------      ------------      ----------
    Total Investment Income.............................          179,194           400,210          43,225
                                                              -----------      ------------      ----------
EXPENSES
  Investment Advisory Fee (Note 2)......................          377,995         1,004,385          44,637
  Administrative Fee (Note 2)...........................          112,498           119,570          13,285
  Distribution Plan Fees -- Regular Class (Note 4)......          112,980           291,806          13,355
  Transfer Agent and Custodian Fee (Note 3).............           75,752           178,423          26,660
  Shareholder Reports and Notices.......................           18,032            33,068           3,124
  Registration Fees.....................................            7,708            50,049          11,617
  Organizational Expense (Note 1).......................           12,600                --              --
  Audit Fees............................................            6,000             6,000           6,000
  Trustees' Fees and Expenses (Note 2)..................            1,406             1,406           1,406
  Other Expenses........................................           16,294            23,500           2,583
                                                              -----------      ------------      ----------
    Total Expenses......................................          741,265         1,708,207         122,667
    Less Expenses Reimbursed by Investment
      Adviser (Note 2)..................................          (70,293)         (116,186)        (43,419)
                                                              -----------      ------------      ----------
      Net Expenses......................................          670,972         1,592,021          79,248
                                                              -----------      ------------      ----------
NET INVESTMENT LOSS.....................................         (491,778)       (1,191,811)        (36,023)
                                                              -----------      ------------      ----------
Net Realized Gain (Loss) on Investment Transactions.....        7,379,418       (33,516,739)        155,339
Change in Net Unrealized Appreciation of Investments....       (3,699,439)       14,235,784       3,896,070
                                                              -----------      ------------      ----------
NET GAIN (LOSS) ON INVESTMENTS..........................        3,679,979       (19,280,955)      4,051,409
                                                              -----------      ------------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................      $ 3,188,201      $(20,472,766)     $4,015,386
                                                              ===========      ============      ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000
(UNAUDITED)

                                                                  SMALL CAP      LARGE CAP    LARGE CAP
                                                                    VALUE          GROWTH       VALUE
                                                                  PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                                  ---------      ----------   ---------
INVESTMENT INCOME
  Interest (Note 1).........................................      $  1,130       $   38,150   $   1,999
  Dividends (Note 1)........................................         3,913            7,761      13,806
                                                                  --------       ----------   ---------
    Total Investment Income.................................         5,043           45,911      15,805
                                                                  --------       ----------   ---------
EXPENSES
  Investment Advisory Fee (Note 2)..........................         4,369          100,164       3,395
  Administrative Fee (Note 2)...............................         1,300           29,811       1,131
  Distribution Plan Fees (Note 4)...........................         1,297           30,083       1,130
  Transfer Agent and Custodian Fee (Note 3).................        18,498           32,065      18,476
  Organizational Expense (Note 1)...........................         9,180            9,180       9,180
  Registration Fees.........................................         7,586           10,845       7,593
  Audit Fees................................................         6,000            6,000       6,000
  Trustees' Fees and Expenses (Note 2)......................         1,406            1,406       1,406
  Shareholder Reports and Notices...........................           656            3,766         712
  Other Expenses............................................           577            3,046         464
                                                                  --------       ----------   ---------
    Total Expenses..........................................        50,869          226,366      49,487
    Less Expenses Reimbursed by Investment Adviser
      (Note 2)..............................................       (43,123)         (48,422)    (43,152)
                                                                  --------       ----------   ---------
      Net Expenses..........................................         7,746          177,944       6,335
                                                                  --------       ----------   ---------
NET INVESTMENT INCOME (LOSS)................................        (2,703)        (132,033)      9,470
                                                                  --------       ----------   ---------
Net Realized Gain (Loss) on Investment Transactions.........        16,393         (744,092)   (107,079)
Change in Net Unrealized Appreciation/Depreciation
  of Investments............................................       107,152        2,155,636      39,962
                                                                  --------       ----------   ---------
NET GAIN (LOSS) ON INVESTMENTS..............................       123,545        1,411,544     (67,117)
                                                                  --------       ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................      $120,842       $1,279,511   $ (57,647)
                                                                  ========       ==========   =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                  AGGRESSIVE GROWTH                     MID CAP GROWTH
                                                      PORTFOLIO                           PORTFOLIO
                                          ----------------------------------  ----------------------------------
                                           FOR THE SIX                         FOR THE SIX
                                           MONTHS ENDED      FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                          JUNE 30, 2000         ENDED         JUNE 30, 2000         ENDED
                                           (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999
                                          --------------  ------------------  --------------  ------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss...................   $   (491,778)     $   (773,814)    $  (1,191,811)     $   (381,410)
  Net Realized Gain (Loss) on Investment
    Transactions........................      7,379,418        27,161,572       (33,516,739)        7,146,986
  Change in Net Unrealized Appreciation
    of Investments......................     (3,699,439)        3,761,122        14,235,784        33,944,862
                                           ------------      ------------     -------------      ------------
    Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................      3,188,201        30,148,880       (20,472,766)       40,710,438
                                           ------------      ------------     -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Realized Gain:
      Regular Class.....................             --       (11,023,982)               --        (3,369,098)
      I Class...........................             --                --                --                --
                                           ------------      ------------     -------------      ------------
    Total Distributions to
      Shareholders......................             --       (11,023,982)               --        (3,369,098)
                                           ------------      ------------     -------------      ------------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares:
      Regular Class.....................     82,262,739       136,256,553       284,889,498       116,509,706
      I Class...........................             --                --        16,099,198                --
  Reinvestment of Distributions:
      Regular Class.....................             --        10,759,472                --         3,250,780
      I Class...........................             --                --                --                --
  Cost of Shares Redeemed:
      Regular Class.....................    (81,136,029)     (157,516,582)     (154,180,625)      (28,117,930)
      I Class...........................             --                --          (545,747)               --
                                           ------------      ------------     -------------      ------------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................      1,126,710       (10,500,557)      146,262,324        91,642,556
                                           ------------      ------------     -------------      ------------
    TOTAL INCREASE IN NET ASSETS........      4,314,911         8,624,341       125,789,558       128,983,896
NET ASSETS -- Beginning of Period.......     90,028,447        81,404,106       137,107,562         8,123,666
                                           ------------      ------------     -------------      ------------
NET ASSETS -- End of Period.............   $ 94,343,358      $ 90,028,447     $ 262,897,120      $137,107,562
                                           ============      ============     =============      ============
SHARES
  Sold:
      Regular Class.....................      4,214,484         7,808,792         8,189,632         5,156,724
      I Class...........................             --                --           437,991                --
  Issued in Reinvestment of
    Distributions:
      Regular Class.....................             --           574,758                --           108,658
      I Class...........................             --                --                --                --
  Redeemed:
      Regular Class.....................     (4,253,848)       (9,139,184)       (4,632,668)       (1,320,305)
      I Class...........................             --                --           (16,744)               --
                                           ------------      ------------     -------------      ------------
    Net Increase (Decrease) in Shares...        (39,364)         (755,634)        3,978,211         3,945,077
                                           ============      ============     =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                 AGGRESSIVE MICRO CAP                  SMALL CAP VALUE
                                                      PORTFOLIO                           PORTFOLIO
                                          ----------------------------------  ----------------------------------
                                           FOR THE SIX                         FOR THE SIX
                                           MONTHS ENDED      FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                          JUNE 30, 2000         ENDED         JUNE 30, 2000         ENDED
                                           (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999
                                          --------------  ------------------  --------------  ------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........   $    (36,023)      $   (67,562)     $    (2,703)       $   25,255
  Net Realized Gain (Loss) on Investment
    Transactions........................        155,339         1,285,026           16,393          (132,236)
  Change in Net Unrealized Appreciation
    of Investments......................      3,896,070          (766,596)         107,152           117,015
                                           ------------       -----------      -----------        ----------
    Net Increase in Net Assets Resulting
      from Operations...................      4,015,386           450,868          120,842            10,034
                                           ------------       -----------      -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............             --                --               --           (25,255)
  From Net Realized Gain................             --          (261,332)              --                --
                                           ------------       -----------      -----------        ----------
    Total Distributions to
      Shareholders......................             --          (261,332)              --           (25,255)
                                           ------------       -----------      -----------        ----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     59,636,196         3,539,007          834,187           847,356
  Reinvestment of Distributions.........             --           258,260               --            25,255
  Cost of Shares Redeemed...............    (19,354,711)       (7,768,889)      (1,047,485)         (482,464)
                                           ------------       -----------      -----------        ----------
  Net Increase (Decrease) in Net Assets
    Resulting from Share Transactions...     40,281,485        (3,971,622)        (213,298)          390,147
                                           ------------       -----------      -----------        ----------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................     44,296,871        (3,782,086)         (92,456)          374,926
NET ASSETS -- Beginning of Period.......      5,869,360         9,651,446        1,232,022           857,096
                                           ------------       -----------      -----------        ----------
NET ASSETS -- End of Period.............   $ 50,166,231       $ 5,869,360      $ 1,139,566        $1,232,022
                                           ============       ===========      ===========        ==========
SHARES
  Sold..................................      1,909,005           171,557           87,585            93,218
  Issued in Reinvestment of
    Distributions.......................             --            11,929               --             2,787
  Redeemed..............................       (701,453)         (393,474)        (112,161)          (53,134)
                                           ------------       -----------      -----------        ----------
    Net Increase (Decrease) in Shares...      1,207,552          (209,988)         (24,576)           42,871
                                           ============       ===========      ===========        ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   LARGE CAP GROWTH                    LARGE CAP VALUE
                                                      PORTFOLIO                           PORTFOLIO
                                          ----------------------------------  ----------------------------------
                                           FOR THE SIX                         FOR THE SIX
                                           MONTHS ENDED      FOR THE YEAR      MONTHS ENDED      FOR THE YEAR
                                          JUNE 30, 2000         ENDED         JUNE 30, 2000         ENDED
                                           (UNAUDITED)    DECEMBER 31, 1999    (UNAUDITED)    DECEMBER 31, 1999
                                          --------------  ------------------  --------------  ------------------
FROM INVESTMENT ACTIVITIES
  Net Investment Income (Loss)..........   $   (132,033)      $   (65,226)     $     9,470        $  19,574
  Net Realized Gain (Loss) on Investment
    Transactions........................       (744,092)          159,827         (107,079)          90,722
  Change in Net Unrealized Appreciation/
    Depreciation of Investments.........      2,155,636         3,684,106           39,962         (104,502)
                                           ------------       -----------      -----------        ---------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........      1,279,511         3,778,707          (57,647)           5,794
                                           ------------       -----------      -----------        ---------
DISTRIBUTIONS TO SHAREHOLDERS
  From Net Investment Income............             --                --               --          (19,574)
  From Net Realized Gain................             --                --               --         (102,701)
                                           ------------       -----------      -----------        ---------
    Total Distributions to
      Shareholders......................             --                --               --         (122,275)
                                           ------------       -----------      -----------        ---------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares.....     33,346,433        12,367,626        1,122,069          691,527
  Reinvestment of Distributions.........             --                --               --          121,787
  Cost of Shares Redeemed...............    (10,288,837)       (5,881,138)      (1,192,550)        (358,642)
                                           ------------       -----------      -----------        ---------
    Net Increase (Decrease) in Net
      Assets Resulting from Share
      Transactions......................     23,057,596         6,486,488          (70,481)         454,672
                                           ------------       -----------      -----------        ---------
    TOTAL INCREASE (DECREASE) IN NET
      ASSETS............................     24,337,107        10,265,195         (128,128)         338,191
NET ASSETS -- Beginning of Period.......     12,666,742         2,401,547          993,630          655,439
                                           ------------       -----------      -----------        ---------
NET ASSETS -- End of Period.............   $ 37,003,849       $12,666,742      $   865,502        $ 993,630
                                           ============       ===========      ===========        =========
SHARES
  Sold..................................      1,224,446           725,134          114,051           56,283
  Issued in Reinvestment of
    Distributions.......................             --                --               --           11,519
  Redeemed..............................       (399,501)         (354,236)        (121,926)         (30,133)
                                           ------------       -----------      -----------        ---------
    Net Increase (Decrease) in Shares...        824,945           370,898           (7,875)          37,669
                                           ============       ===========      ===========        =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       AGGRESSIVE GROWTH
                                                                           PORTFOLIO
                                          ---------------------------------------------------------------------------
                                            FOR THE SIX                                                FOR THE PERIOD
                                           MONTHS ENDED        FOR THE YEARS ENDED DECEMBER 31,            ENDED
                                           JUNE 30, 2000   -----------------------------------------    DECEMBER 31,
                                            (UNAUDITED)       1999        1998      1997      1996         1995*
                                          ---------------  -----------  --------  --------- --------   --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $19.01         $14.82      $13.29     $12.25    $9.99       $10.00
                                             -------        -------     -------   --------  -------       ------
  Income from Investment Operations:
    Net Investment Loss.................       (0.10)         (0.16)      (0.15)     (0.14)   (0.12)          --
    Net Realized and Unrealized Gain
      (Loss) on Investments.............        1.18           6.95        1.68       1.34     2.38(C)     (0.01)
                                             -------        -------     -------   --------  -------       ------
      Total from Investment
        Operations......................        1.08           6.79        1.53       1.20     2.26        (0.01)
                                             -------        -------     -------   --------  -------       ------
  Distributions to Shareholders:
    From Net Realized Gain..............          --          (2.60)         --      (0.16)      --           --
                                             -------        -------     -------   --------  -------       ------
  Net Increase (Decrease) in Net Asset
    Value...............................        1.08           4.19        1.53       1.04     2.26        (0.01)
                                             -------        -------     -------   --------  -------       ------
  Net Asset Value -- End of Period......      $20.09         $19.01      $14.82     $13.29   $12.25        $9.99
                                             =======        =======     =======   ========  =======       ======

TOTAL INVESTMENT RETURN.................        5.68%(A)      46.11%      11.51%      9.77%   22.62%       (0.10)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................        1.49%(B)       1.49%       1.68%      2.00%    2.00%        2.00%(B)
  Expenses Before Reimbursement
    (Note 2)............................        1.61%(B)       1.68%       1.89%      2.15%    2.22%       27.25%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............       (1.09)%(B)     (1.00)%     (0.92)%    (1.07)%   (1.57)%      2.59%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (1.21)%(B)     (1.20)%     (1.13)%    (1.22)%   (1.77)%    (12.66)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         225%           702%        237%       247%     169%          --
  Net Assets at End of Period (in
    thousands)..........................     $94,343        $90,028     $81,404   $101,746  $95,246         $300
  Number of Shares Outstanding at End of
    Period (in thousands)...............       4,696          4,736       5,491      7,657    7,774           30

------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.

 * FROM COMMENCEMENT OF OPERATIONS DECEMBER 28, 1995

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              MID CAP GROWTH
                                                                                 PORTFOLIO
                                                                      REGULAR CLASS                                   I CLASS
                                          ----------------------------------------------------------------------  ---------------
                                           FOR THE SIX             FOR THE YEARS ENDED            FOR THE PERIOD  FOR THE PERIOD
                                          MONTHS ENDED                 DECEMBER 31,                   ENDED            ENDED
                                          JUNE 30, 2000   --------------------------------------   DECEMBER 31,   JUNE 30, 2000**
                                           (UNAUDITED)      1999         1998           1997          1996*         (UNAUDITED)
                                          -------------   ---------  -------------  ------------  --------------  ---------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $30.20        $13.65      $12.43        $10.27          $10.00          $31.31
                                            --------      --------      ------        ------         -------         -------
  Income from Investment Operations:
    Net Investment Income (Loss)........       (0.14)        (0.08)      (0.06)        (0.06)           0.01           (0.04)
    Net Realized and Unrealized Gain on
      Investments.......................        0.80         17.40        1.59          2.75            0.27           (0.36)
                                            --------      --------      ------        ------         -------         -------
      Total from Investment
        Operations......................        0.66         17.32        1.53          2.69            0.28           (0.40)
                                            --------      --------      ------        ------         -------         -------
  Distributions to Shareholders:
    From Net Investment Income..........          --            --          --            --           (0.01)             --
    From Net Realized Gain..............          --         (0.77)      (0.31)        (0.53)             --              --
                                            --------      --------      ------        ------         -------         -------
  Total Distributions to Shareholders...          --         (0.77)      (0.31)        (0.53)          (0.01)             --
                                            --------      --------      ------        ------         -------         -------
  Net Increase (Decrease) in Net Asset
    Value...............................        0.66         16.55        1.22          2.16            0.27           (0.40)
                                            --------      --------      ------        ------         -------         -------
  Net Asset Value -- End of Period......      $30.86        $30.20      $13.65        $12.43          $10.27          $30.91
                                            ========      ========      ======        ======         =======         =======
TOTAL INVESTMENT RETURN.................        2.19%(A)    126.97%      12.31%        26.18%           2.75%(A)       (1.28)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................        1.34%(B)      1.49%       1.66%         2.00%           2.00%(B)        0.99%(B)
  Expenses Before Reimbursement
    (Note 2)............................        1.41%(B)      1.69%       2.56%         3.27%         113.02%(B)        1.75%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............       (1.01)%(B)    (1.00)%     (0.38)%       (0.69)%          0.87%(B)       (0.47)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............       (1.08)%(B)    (1.23)%     (1.27)%       (1.96)%       (110.15)%(B)      (1.24)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         104%          208%        211%          163%             --             104%
  Net Assets at End of Period (in
    thousands)..........................    $249,877      $137,108      $8,124        $8,373          $1,642         $13,020
  Number of Shares Outstanding at End of
    Period (in thousands)...............       8,097         4,540         595           673             160             421

----------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * FROM COMMENCEMENT OF OPERATIONS NOVEMBER 26, 1996
** FROM COMMENCEMENT OF OPERATIONS FEBRUARY 2, 2000

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              AGGRESSIVE MICRO CAP
                                                                   PORTFOLIO
                                          ------------------------------------------------------------
                                                                 FOR THE YEARS
                                           FOR THE SIX               ENDED              FOR THE PERIOD
                                          MONTHS ENDED           DECEMBER 31,               ENDED
                                          JUNE 30, 2000  -----------------------------   DECEMBER 31,
                                           (UNAUDITED)        1999            1998          1997*
                                          -------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................     $22.35          $20.42         $20.40          $15.64
                                            -------          ------         ------         -------
  Income from Investment Operations:
    Net Investment Income (Loss)........       0.01(A)        (0.28)         (0.14)          (0.05)
    Net Realized and Unrealized Gain on
      Investments.......................      11.76            3.27           0.16            5.17
                                            -------          ------         ------         -------
      Total from Investment
        Operations......................      11.77            2.99           0.02            5.12
                                            -------          ------         ------         -------
  Distributions to Shareholders:
    From Net Realized Gain..............         --           (1.06)            --           (0.36)
                                            -------          ------         ------         -------
  Net Increase in Net Asset Value.......      11.77            1.93           0.02            4.76
                                            -------          ------         ------         -------
  Net Asset Value -- End of Period......     $34.12          $22.35         $20.42          $20.40
                                            =======          ======         ======         =======

TOTAL INVESTMENT RETURN.................      52.66%(B)       14.79%          0.10%          32.76%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................       1.49%(C)        1.49%          1.51%           1.55%(B)
  Expenses Before Reimbursement
    (Note 2)............................       2.25%(C)        2.68%          2.50%           3.21%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............      (0.89)%(C)      (1.06)%        (0.71)%         (0.54)%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............      (1.65)%(C)      (2.24)%        (1.70)%         (2.20)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         86%            190%           196%             86%
  Net Assets at End of Period (in
    thousands)..........................    $50,166          $5,869         $9,651         $10,190
  Number of Shares Outstanding at End of
    Period (in thousands)...............      1,470             263            473             500

-----------------------------------------------

(A) The per share amount does not coincide with the net investment loss for the period because of the timing of sales and redemptions of Fund shares and the amount of per share net investment loss at such time.
(B) Total returns for periods of less than one year are not annualized.
(C) Annualized

* FROM COMMENCEMENT OF OPERATIONS MARCH 17, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                SMALL CAP VALUE
                                                                   PORTFOLIO
                                          ------------------------------------------------------------
                                                                 FOR THE YEARS
                                           FOR THE SIX               ENDED              FOR THE PERIOD
                                          MONTHS ENDED           DECEMBER 31,               ENDED
                                          JUNE 30, 2000  -----------------------------   DECEMBER 31,
                                           (UNAUDITED)        1999            1998          1997*
                                          -------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................      $9.06           $9.21         $10.12          $10.00
                                            -------          ------         ------         -------
  Income from Investment Operations:
    Net Investment Income (Loss)........      (0.02)           0.19           0.07            0.01
    Net Realized and Unrealized Gain
      (Loss) on Investments.............       1.19           (0.15)         (0.91)           0.12
                                            -------          ------         ------         -------
      Total from Investment
        Operations......................       1.17            0.04          (0.84)           0.13
                                            -------          ------         ------         -------
    Distributions to Shareholders:
      From Net Investment Income........         --           (0.19)         (0.07)          (0.01)
                                            -------          ------         ------         -------
      Total Distributions to
        Shareholders....................         --           (0.19)         (0.07)          (0.01)
                                            -------          ------         ------         -------
  Net Increase (Decrease) in Net Asset
    Value...............................       1.17           (0.15)         (0.91)           0.12
                                            -------          ------         ------         -------
  Net Asset Value -- End of Period......     $10.23           $9.06          $9.21          $10.12
                                            =======          ======         ======         =======

TOTAL INVESTMENT RETURN.................      12.91%(A)        0.44%         (8.28)%          1.25%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................       1.49%(B)        1.49%          1.53%           1.75%(B)
  Expenses Before Reimbursement
    (Note 2)............................       9.71%(B)        9.25%         13.01%           7.74%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............      (0.52)%(B)       2.42%          1.12%           1.94%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............      (8.74)%(B)      (5.34)%       (10.36)%         (4.03)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         76%             91%            85%              2%
  Net Assets at End of Period (in
    thousands)..........................     $1,140          $1,232           $857            $101
  Number of Shares Outstanding at End of
    Period (in thousands)...............        111             136             93              10

-----------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP GROWTH
                                                                   PORTFOLIO
                                          ------------------------------------------------------------
                                           FOR THE SIX        FOR THE YEARS ENDED       FOR THE PERIOD
                                          MONTHS ENDED           DECEMBER 31,               ENDED
                                          JUNE 30, 2000  -----------------------------   DECEMBER 31,
                                           (UNAUDITED)        1999            1998          1997*
                                          -------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................     $23.59          $14.47         $10.25          $10.00
                                            -------         -------         ------          ------
  Income from Investment Operations:
    Net Investment Income (Loss)........      (0.10)          (0.12)         (0.02)           0.01
    Net Realized and Unrealized Gain on
      Investments.......................       3.68            9.24           4.24            0.25
                                            -------         -------         ------          ------
      Total from Investment
        Operations......................       3.58            9.12           4.22            0.26
                                            -------         -------         ------          ------
  Distributions to Shareholders:
    From Net Investment Income..........         --              --             --           (0.01)
                                            -------         -------         ------          ------
      Total Distributions to
        Shareholders....................         --              --             --           (0.01)
                                            -------         -------         ------          ------
  Net Increase in Net Asset Value.......       3.58            9.12           4.22            0.25
                                            -------         -------         ------          ------
  Net Asset Value -- End of Period......     $27.17          $23.59         $14.47          $10.25
                                            =======         =======         ======          ======

TOTAL INVESTMENT RETURN.................      15.18%(A)       63.03%         41.17%           2.56%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................       1.49%(B)        1.49%          1.54%           1.90%(B)
  Expenses Before Reimbursement
    (Note 2)............................       1.86%(B)        2.75%          9.11%           6.66%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............      (1.10)%(B)      (0.99)%        (0.43)%          2.40%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............      (1.47)%(B)      (2.26)%        (8.00)%         (2.36)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............         22%             75%            80%             --
  Net Assets at End of Period (in
    thousands)..........................    $37,004         $12,667         $2,402            $103
  Number of Shares Outstanding at End of
    Period (in thousands)...............      1,362             537            166              10

----------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
---------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP VALUE
                                                                   PORTFOLIO
                                          ------------------------------------------------------------
                                                                 FOR THE YEARS
                                           FOR THE SIX               ENDED              FOR THE PERIOD
                                          MONTHS ENDED           DECEMBER 31,               ENDED
                                          JUNE 30, 2000  -----------------------------   DECEMBER 31,
                                           (UNAUDITED)        1999            1998          1997*
                                          -------------  ---------------  ------------  --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................     $10.43          $11.39         $10.11          $10.00
                                             ------          ------         ------          ------
  Income from Investment Operations:
    Net Investment Income...............       0.11            0.21           0.16            0.01
    Net Realized and Unrealized Gain
      (Loss) on Investments.............      (0.63)           0.27           1.91            0.11
                                             ------          ------         ------          ------
      Total from Investment
        Operations......................      (0.52)           0.48           2.07            0.12
                                             ------          ------         ------          ------
  Distributions to Shareholders:
    From Net Investment Income..........         --           (0.21)         (0.16)          (0.01)
    From Net Realized Gain..............         --           (1.23)         (0.63)             --
                                             ------          ------         ------          ------
      Total Distributions to
        Shareholders....................         --           (1.44)         (0.79)          (0.01)
                                             ------          ------         ------          ------
  Net Increase (Decrease) in Net Asset
    Value...............................      (0.52)          (0.96)          1.28            0.11
                                             ------          ------         ------          ------
  Net Asset Value -- End of Period......      $9.91          $10.43         $11.39          $10.11
                                             ======          ======         ======          ======

TOTAL INVESTMENT RETURN.................      (4.99)%(A)       4.24%         20.48%           1.18%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)............................       1.40%(B)        1.40%          1.42%           1.50%(B)
  Expenses Before Reimbursement
    (Note 2)............................      10.87%(B)       10.14%         14.34%           5.03%(B)
  Net Investment Loss After
    Reimbursement (Note 2)..............       2.09%(B)        2.10%          1.69%           3.09%(B)
  Net Investment Loss Before
    Reimbursement (Note 2)..............      (7.38)%(B)      (6.63)%       (11.22)%         (0.45)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............        159%             90%           256%             --
  Net Assets at End of Period (in
    thousands)..........................       $866            $994           $655            $101
  Number of Shares Outstanding at End of
    Period (in thousands)...............         87              95             58              10

-----------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATION DECEMBER 19, 1997

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000
(UNAUDITED)

1. Significant Accounting Policies

    The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of of eight separate portfolios each with its own investment objectives and policies: the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio, the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio, and the International Equity Portfolio, a diversified open-end management company portfolio.

    The Mid Cap Growth Portfolio consists of two classes of shares: Regular Class offered since November 26, 1996, and I Class offered since December 28, 1999 to registered investment advisers and their clients. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to the Regular Class.

    The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

    Financial statements for the Aggressive Small Cap Equity Portfolio and the International Equity Portfolio can be found in separately printed reports. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

      (e) Organizational expenses of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio, and the International Equity Portfolio totaling $126,000, $91,800, $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 2000, the unamortized organization costs of the Aggressive Growth Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio were $12,390, $45,900, $45,900 and $45,900, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, and the Large Cap Growth Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio. The Adviser receives an annual fee equal to 0.25% (0.10% for the Mid Cap Growth Portfolio) of the Funds average daily net assets in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At December 31, 1999, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the six months ended June 30, 2000, the Adviser paid operating expenses of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $137,792, $292,446, $51,390, $43,903, $66,308, and $43,831, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio reimbursed, $67,499 $177,559, $7,971, $780, $17,886, and $679
respectively, of such expenses. Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio, Mid Cap Growth Portfolio and the Mid Cap Growth Portfolio - I Class which are limited to 1.40%, 1.34% and 0.99%, respectively.

    Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the six months ended June 30, 2000, Trustees' fees and expenses totaled $8,436.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to
Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class only), the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Large Cap Value Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                 THE NAVELLIER PERFORMANCE FUNDS
-----------------------------------------------------------------

5. Securities Transactions

    For the six months ended June 30, 2000, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                  GROWTH         GROWTH       MICRO CAP
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                               ------------   ------------   -----------
    Purchases................................................  $194,552,474   $367,251,999   $44,220,095
                                                               ============   ============   ===========
    Sales....................................................  $200,448,814   $230,922,992   $11,280,147
                                                               ============   ============   ===========

                                                                SMALL CAP      LARGE CAP      LARGE CAP
                                                                  VALUE          GROWTH         VALUE
                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                               ------------   ------------   -----------
    Purchases................................................  $    779,276   $ 27,656,254   $ 1,336,712
                                                               ============   ============   ===========
    Sales....................................................  $    985,946   $  5,184,040   $ 1,390,110
                                                               ============   ============   ===========

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of June 30, 2000, based on the cost for Federal income tax purposes is as follows:

                                                                AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                  GROWTH         GROWTH       MICRO CAP
                                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                -----------   ------------   -----------
    Gross Unrealized Appreciation.............................  $14,912,596   $ 65,206,796   $ 6,247,207
    Gross Unrealized Depreciation.............................   (4,438,917)   (15,296,007)   (1,149,086)
                                                                -----------   ------------   -----------
    Net Unrealized Appreciation...............................  $10,473,679   $ 49,910,789   $ 5,098,121
                                                                ===========   ============   ===========
    Cost of Investments for Federal Income Tax Purposes.......  $81,886,093   $208,438,565   $48,380,885
                                                                ===========   ============   ===========

                                                                 SMALL CAP     LARGE CAP      LARGE CAP
                                                                   VALUE         GROWTH         VALUE
                                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                -----------   ------------   -----------
    Gross Unrealized Appreciation.............................  $   221,587   $  8,437,812   $    43,492
    Gross Unrealized Depreciation.............................      (44,007)    (2,046,922)      (53,208)
                                                                -----------   ------------   -----------
    Net Unrealized Appreciation...............................  $   177,580   $  6,390,890   $    (9,716)
                                                                ===========   ============   ===========
    Cost of Investments for Federal Income Tax Purposes.......  $   961,278   $ 30,365,762   $   874,818
                                                                ===========   ============   ===========

7. Federal Income Tax

    At December 31, 1999, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                     SMALL CAP
                                                                       VALUE
    EXPIRES DECEMBER 31,                                             PORTFOLIO
    --------------------                                          ---------------
    2005........................................................           50
    2006........................................................       32,827
    2007........................................................      140,648
                                                                     --------
                                                                     $173,525
                                                                     ========

                               NAVELLIER OFFICES:

                          ONE EAST LIBERTY THIRD FLOOR
                               RENO, NEVADA 89501
                              800-887-8671 P.S.T.

                          CUSTODIAN & TRANSFER AGENT:

                        RUSHMORE TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                              800-622-1386 E.S.T.